UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-21190
                                                     -------------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code:  (212) 816-4999
                                                           ----------------

                        Date of fiscal year end:  March 31
                                                 ----------

                    Date of reporting period:  March 31, 2007
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G

                                  ANNUAL REPORT

                                 MARCH 31, 2007

                                       ANNUAL LETTER TO INVESTORS - JANUARY 2007



MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - SERIES G
("MULTI-ADVISER-G" OR THE "PORTFOLIO")
--------------------------------------------------------------------------------


SUMMARY AND OUTLOOK
--------------------------------------------------------------------------------

Multi-Adviser-G was up 8.69% for calendar year 2006. As further described below, please find a summary of results for the Portfolio's hedge fund strategy groups for the year, as well as our outlook going forward.

In 2006, hedge funds performed in line with the expectations we set back at the end of 2005. At that point in time we expected hedge funds to deliver mid to high single-digit returns while maintaining a modest volatility profile; the HFRX Global Hedge Fund Index gained 9.25% for the year. Despite the fact that investing is a continual process, one that requires ongoing research, assessments of changing markets and the development of forward looking opinions, we are continually asked: "How will hedge funds perform in the new year?" While compartmentalizing time periods can be an arbitrary and misleading exercise, it is helpful so far as it provides a measure of relative performance. For 2007, we see a modest increase in returns versus the high single-digit performance of 2006. Based on our current expectations, we believe it is reasonable to expect hedge funds to return on average 10% to 11% net of fees.

Historically, the first and fourth quarters have been kinder to hedge fund managers than the second and third, and 2006 was no exception to this pattern of performance. In fact the fourth quarter really salvaged the year for many managers. At the end of the third quarter, the HFRX Global Hedge Fund Index was up 3.82%, most of which was earned during the first quarter. In the fourth quarter, the index jumped by nearly 5.25%, and the pattern held. As we move into the first quarter of the new year, market conditions and the positioning of portfolios by hedge fund managers appear to be in alignment, and it is reasonable to expect solid performance in the first quarter on the heels of the momentum built during the end of 2006.

Citigroup  Alternative  Investments' (CAI's) external hedge fund business breaks down the hedge fund universe into four categories: Directional Macro, Directional Equity, Event Driven and Relative Value Arbitrage, with each of these categories divided into a number of specific sub-strategies.

Over the next several quarters, CAI is neutral on the Directional Macro sector. The opportunity set for Macro managers is, and should remain, attractive. However, the trading environment that currently exists has made it difficult for many macro managers to capitalize on the opportunity set. We currently favor short-term higher frequency traders and traders that utilize both technical and fundamentals factors in their decision process. Additionally, greater weight should be placed on managers that utilize a discretionary component in their trading approach. Despite the change in policy by the Bank of Japan, interest rates in that country remain low and are expected to remain low relative to the returns available in the rest of the world, as such borrowing in Yen and investing in other higher yielding investments is expected to continue.

The Yen carry trade as it is known, should be watched closely, as any acceleration in the unwinding of this trade will have a negative impact on a number of strategies. This trade is not only related to Macro managers, but can also have an impact on a number of other hedge fund sectors. Remember, just a hint of this trade unwinding contributed to the sell off of last May and June. Should this trade really unwind the markets will be in for some very difficult times.

The Directional Equity strategy continues to be viewed positively. Based on our current expectations, this should be one of the better performing hedge fund sectors in 2007. In part, our positive outlook for the sector is a function of our continued expectations for positive global equity markets. However, while constructive on equities for the year, we do anticipate a modest pull back in the near term, most likely sometime toward the end of the first or during the second quarter. Also supporting the outlook are the demographics of the equity markets. The combination of corporate share repurchase plans, ongoing private equity activity and companies going private, (especially in the small and micro cap space which also happens to be favored by many hedge fund managers), all tend to reduce the supply of available stock.

At the same time, the demand for investments continues to grow. This demand has been supported by the amount of capital that has been created over the past several years, the high level of liquidity in the markets and the growth of the global economy. These conditions clearly support the beta component that exists in the portfolios of managers in this space. Concerns do exist however and should be kept in mind. One such concern for US equities is that US companies have benefited from four years of quarter on quarter earnings growth. Can it continue? Perhaps, but at some point it will stop and the market will come under pressure. In addition, there does appear to be a little too much complacency about the continuation of the "goldilocks" stock market.

Within the Long Short strategy, Emerging Market focused managers are expected to continue to perform well. The emerging markets have grown up and are in much better financial shape than the past. In addition, emerging markets have developed more established and robust local economies and are beginning to see internal demand for investments. As the BRIC and the other EM countries build a middle class and incomes increase, their populations will begin to invest and will support their own markets. But please note that despite what some see as a new paradigm for emerging markets this sub-sector will continue to be subject to significant sell offs, witness May of 2006. This should not discourage investors from investing in EM focused hedge funds; it simply requires identifying the right managers and sizing them appropriately.

It's worth keeping in mind one does not or at least should not buy long - short equity hedge funds just for a beta trade; after all there are cheaper ways to get beta exposure. We believe the current environment favors good stock selection and the market will differentiate between good and bad companies and long - short managers are in the business to capture these opportunities. We favor managers in this sector that utilize name specific shorts versus market shorts.



CITI ALTERNATIVE INVESTMENTS                                         [CITI LOGO)

                                       ANNUAL LETTER TO INVESTORS - JANUARY 2007

MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - SERIES G
("MULTI-ADVISER-G" OR THE "PORTFOLIO")
--------------------------------------------------------------------------------


Overall, we have a "Negative" bias toward the Relative Value - Arbitrage category. Given current conditions for many of the trades and the generally higher levels of leverage utilized in this space, we believe the risk reward is less attractive than in other sectors. Further, the dispersion of stock prices has been declining and negatively impacting the strategy. Convertible arbitrage is interesting as a hedge against a market dislocation, however, given the current shape of the yield curve and the tightness of credit spreads, a better play would be to focus on volatility arbitrage focused managers, or to utilize other strategies that tend to be long volatility such as multi-strategy managers in the relative value space.

From a theoretical perspective, mangers in the market neutral sub-strategy should be able to make money (by definition, 50 percent of all stocks under perform the market and 50 percent out perform the market), and we recommend these as well as statistical arbitrage strategies within the Relative Value strategy group.

Our view of the Event Driven sector is "Positive." Some of the same macro factors that are supportive for long/short equity mangers are expected to play a positive role in the event space as well. Private equity investors and their buying power should be supportive for a number of the sub-strategies in this space as long as financing markets stay attractive; the private equity bid will support managers that are long value companies with real assets. Investors should remember to watch for common risk factors as correlations between these two sectors may be higher than they have been historically.

We believe the primary focus within the Event Driven space should be on event driven-equity and activist managers. These managers typically have a long bias (and therefore a beta component), but they also tend to be highly concentrated and focused on producing alpha. As a result, they may be subject to short-term market moves, but over time their correlation to the markets should be low.

Given the volume of deal flow, merger arbitrage should remain attractive both in the U.S. and on a global basis. We would tend to focus on global managers or European managers over U.S.-only focused funds due to greater inefficiencies in the markets, and thus more attractive spreads.

With credit spreads trading at very tight levels, we believe that the Credit - Distressed sub-strategy should be played conservatively. Focus should be on managers that know how to and actively short credit, certain cash flow and asset backed lenders, and managers that are invested in the senior secured portion of the capital structure.

The hedge fund universe is clearly comprised of many diverse strategies with varying expectations for returns. We believe that the dispersion of return expectations is significantly less today than in the past due to declining market volatility (across asset classes) and the decline in risk premiums for many of the markets and trading instruments. Further, we believe this is a function of the abundance of liquidity in the markets - money looking for a home, and has lead to over complacency by investors.

Despite the compression of expected returns across strategies, we expect to see significant dispersion of returns amongst individual managers. Manager selection, which has always been important when investing in hedge funds, becomes even more critical in the current environment. In fact, having the right managers may add greater value to a fund of hedge funds portfolio than the actual strategy allocations. We believe investors must continue to remain diversified in this environment and within the hedge fund universe by sampling from the many different ways to take risk across the spectrum of hedge fund strategies.




/s/ Raymond Nolte
-------------------------------------------
Raymond Nolte

CITIGROUP ALTERNATIVE INVESTMENTS LLC
(INVESTMENT ADVISER)




CITI ALTERNATIVE INVESTMENTS                                         [CITI LOGO)

[LOGO OMITTED]
KPMG

                          KPMG LLP
                          345 Park Avenue
                          New York, NY 10154


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To the Members and Board of Directors
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC -Multi-Strategy Series G

We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in members' capital for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the four-year period then ended and the period from January 1, 2003 (commencement of operations) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2007, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC-Multi-Strategy Series G, as of March 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from January 1, 2003 (commencement of operations) through March 31, 2003 in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
May 30, 2007



KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007

--------------------------------------------------------------------------------

ASSETS
Cash and cash equivalents                                                   $   2,024,168
Investments in Investment Funds, at fair value (cost: $288,154,208)           324,261,981
Prepaid subscriptions to Investment Funds                                      10,000,000
Receivable from Investment Funds                                               31,369,699
Other assets                                                                      278,172
                                                                            -------------
          TOTAL ASSETS                                                        367,934,020
                                                                            -------------
LIABILITIES

Loan payable                                                                   16,300,000
Redemptions payable                                                            12,075,402
Contributions received in advance                                              10,209,005
Management fee payable                                                            856,844
Interest payable                                                                  684,825
Accounts payable and accrued expenses                                             597,120
                                                                            -------------
          TOTAL LIABILITIES                                                    40,723,196
                                                                            -------------
                   MEMBERS' CAPITAL (270,972.304 SHARES OUTSTANDING)        $ 327,210,824
                                                                            =============
          NET ASSET VALUE PER SHARE                                         $    1,207.54
                                                                            =============
COMPOSITION OF NET ASSETS
    Paid-in Capital                                                         $ 318,340,522
    Accumulated net investment loss                                            (3,460,548)
    Accumlated net realized loss on investment transactions                   (23,776,923)
    Net unrealized appreciation on investments                                 36,107,773
                                                                            -------------
       Net Assets                                                           $ 327,210,824
                                                                            =============

   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007

--------------------------------------------------------------------------------

                                                                                                                    % OF MEMBERS'
                                                                              COST               FAIR VALUE           CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
        DIRECTIONAL EQUITY
              Artha Emerging Markets Fund LTD - b                          $ 12,200,000          $ 13,300,504           4.07%
              Delta Institutional, L.P. - b                                   2,288,426            14,197,422           4.34
              Frontpoint Onshore Healthcare 2X LP - b                        10,000,000            10,289,490           3.14
              Kinetics QP- a                                                 14,000,000            14,577,124           4.46
              Passport QP - b                                                18,800,000            21,249,713           6.49
              Prism Partners QP LP - a                                       12,550,000            13,873,051           4.24
              Renaissance Institutional Equities Fund L.P. - a                8,800,000            11,188,195           3.42
              Torrey Pines Fund LLC - b                                       6,000,000             7,528,060           2.30

        DIRECTIONAL MACRO
              Drawbridge Global Macro Fund Ltd - b                            8,000,000             8,231,084           2.52
              Mellon Alpha Access (Offshore PFIC) - a                         5,000,000             5,004,147           1.53

        RELATIVE VALUE
              Bennelong Asia Pacific Multi Strategies EQ Fund - a             5,000,000             5,217,286           1.60
              CFM Ventus Fund L.P. - a                                        7,331,953             9,566,663           2.92
              Dundonald(Loch 2X) QP - b                                      15,500,000            16,428,875           5.02
              Stratus Fund Ltd - Class C - a                                  7,300,000             9,266,982           2.83
              Structured Service Holdings LP - a                              9,358,508            10,063,257           3.08
              Sunbeam Opportunities Fund LLC - b                              6,800,000             6,715,657           2.05

        EVENT DRIVEN
              Carrington Investment Partners ( US ) LP - b                   11,200,000            12,039,019           3.68
              CPIM Structured Credit Fund 1000 INC - b                        8,000,000             8,203,390           2.51
              CPIM Structured Credit Fund 1500 INC - c                        6,225,321             6,100,509           1.86
              Icahn Fund Ltd - c                                             16,500,000            16,526,400           5.05
              Marathon Spec Oppportunity Ltd - c                             10,000,000            10,342,825           3.16
              Marathon Structured Finance Fund, Ltd. - d                     10,700,000            10,988,616           3.36
              New Amsterdam European Credit Fund - a                          9,900,000            10,811,160           3.30
              Pardus European Spec Opp Fund Ltd - b                          12,000,000            12,965,529           3.96
              Stark Investments Structured Finance Onshore Fund - e          12,600,000            13,725,397           4.19
              Third Point Partners Qualified, LP - b                         13,300,000            14,879,206           4.55
              Trian Partners Ltd - d                                         15,900,000            16,892,285           5.16
              York European Opportunities Fund LP - b                        12,900,000            14,090,135           4.31
                                                                           ------------          ------------          ------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                       288,154,208           324,261,981          99.10

OTHER ASSETS, LESS LIABILITIES                                                                      2,948,843           0.90
                                                                                                 ------------          ------
MEMBERS' CAPITAL                                                                                $ 327,210,824         100.00%
                                                                                                =============         ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime


   The accompanying notes are an integral part of these financial statements.

                 CITIGROUP ALTERNATIVE INVESTMENTS
 MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                      STATEMENT OF OPERATIONS
                     YEAR ENDED MARCH 31, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                $    324,864
                                                              ------------
            TOTAL INVESTMENT INCOME                                324,864
                                                              ------------
EXPENSES
      Management fees                                            3,735,149
      Professional fees                                            850,779
      Loan interest                                                684,825
      Accounting fees                                              521,364
      Directors' fees and expenses                                  37,257
      Marketing fees                                                19,569
      Custodian fees                                                14,679
      Miscellaneous expenses                                       319,499
                                                              ------------
            TOTAL EXPENSES                                       6,183,121
                                                              ------------
            NET INVESTMENT LOSS                                 (5,858,257)
                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments                                20,969,160
Net change in unrealized appreciation on investments             3,754,836
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 24,723,996
                                                              ------------
INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                  $ 18,865,739
                                                              ============


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                    STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                   FOR THE YEARS ENDED MARCH 31, 2007 AND 2006

--------------------------------------------------------------------------------

                                                                    MARCH 31, 2007              MARCH 31, 2006

OPERATIONS
      Net investment loss                                            $ (5,858,257)               $ (4,528,081)
      Net realized gain on investments                                 20,969,160                  10,114,280
      Net change in unrealized appreciation on investments              3,754,836                  15,083,234
                                                                    -------------                ------------
         INCREASE IN MEMBERS' CAPITAL
         FROM OPERATIONS                                               18,865,739                  20,669,433

DISTRIBUTIONS TO SHAREHOLDERS

      Distributions from net investment income                         (9,373,711)                          -
      Distributions from net realized gain                            (13,273,574)                          -
                                                                    -------------                ------------
         DECREASE IN MEMBERS' CAPITAL
         FROM DISTRIBUTIONS TO SHAREHOLDERS                           (22,647,285)                          -

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                            87,687,853                  22,456,925
      Acquisition of Series M (Note 2)                                 60,906,789                           -
      Reinvestment of distributions                                    21,912,780                           -
      Capital withdrawals                                             (27,631,412)                (60,092,662)
                                                                    -------------                ------------
         INCREASE (DECREASE) IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                    142,876,010                 (37,635,737)

         MEMBERS' CAPITAL AT BEGINNING OF YEAR                        188,116,360                 205,082,664
                                                                    -------------                ------------
         MEMBERS' CAPITAL AT END OF YEAR (270,972.304
         AND 151,511.015 SHARES OUTSTANDING AT MARCH                $ 327,210,824                $188,116,360
         31, 2007 AND 2006, RESPECTIVELY)                           =============                ============

   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                             STATEMENT OF CASH FLOWS
                                 MARCH 31, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in Members' Capital from Operations                                     $ 18,865,739
Adjustments to reconcile net increase in members' capital
from Operations to net cash used in operating activities:
      Purchases of investments in investment funds                               (271,634,418)
      Proceeds from disposition of investments in investment funds                167,194,818
      Net realized gain on investments in investment funds                        (20,969,160)
      Net unrealized gain on investments in investment funds                       (3,754,836)
      Changes in operating assets and liabilities:
         Decrease in prepaid subscriptions to investment funds                      9,200,000
         Decrease in receivable from investment funds                              17,900,682
         Increase in other assets                                                     (60,950)
         Increase in management fee payable                                           506,258
         Increase in interest payable                                                 684,825
         Decrease in accounts payable and accrued expenses                             (2,307)
                                                                                 ------------
         NET CASH USED IN OPERATING ACTIVITIES                                    (82,069,349)

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                        91,910,833
      Distributions paid in cash                                                     (734,505)
      Payments for shares redeemed                                                (24,822,466)
      Proceeds from loan payable                                                  131,520,000
      Payments for loan payable                                                  (115,220,000)
                                                                                 ------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                 82,653,862

         Net increase in cash and cash equivalents                                    584,513

         Cash and cash equivalents at beginning of year                               711,149
         Acquisition of cash from Series M                                            728,506
                                                                                 ------------
         Cash and cash equivalents at end of year                                $  2,024,168
                                                                                 =============
Supplemental non-cash information:

      Acquisition of Series M Members' Capital (Note 2)                            60,906,789
      Reinvestment of distributions to shareholders                                21,912,780
      Decrease in contributions received in advance                                 4,222,980
      Increase in redemptions payable                                               2,808,946


   The accompanying notes are an integral part of these financial statements.

                        CITIGROUP ALTERNATIVE INVESTMENTS
        MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC - MULTI-STRATEGY SERIES G
                              FINANCIAL HIGHLIGHTS

                                                                                                                   JANUARY 1, 2003
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED    (COMMENCEMENT
                                                   MARCH 31, 2007  MARCH 31, 2006  MARCH 31, 2005  MARCH 31, 2004  OF OPERATIONS)
                                                                                                                   TO MARCH 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD:              $    1,241.60    $   1,115.09   $    1,099.37  $      995.86     $   1,000.00
                                                   =============    ============    ============   ============      ===========
  INCOME FROM INVESTMENT OPERATIONS***:
  Net investment loss                                     (28.26)         (26.88)         (32.25)        (36.19)          (12.87)
  Net realized and unrealized gain on investments         108.05          153.39           47.97         139.70             8.73
                                                   -------------    -------------   ------------   ------------      -----------
  TOTAL FROM INVESTMENT OPERATIONS                         79.79          126.51           15.72         103.51            (4.14)
  Distributions from net investment income                (47.12)              -               -              -                -
  Distributions from net realized gain                    (66.73)              -               -              -                -
                                                   -------------    -------------   ------------   ------------      -----------
NET ASSET VALUE, END OF PERIOD:                    $    1,207.54   $    1,241.60   $    1,115.09  $    1,099.37     $     995.86
                                                   =============   =============   =============  =============     ============

TOTAL RETURN                                               6.43%          11.35%           1.43%         10.39%           (0.41%)**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                          $ 327,210,824   $ 188,116,360   $ 205,082,664  $ 103,278,282     $ 38,426,667
                                                   =============   =============   =============  =============     ============
Portfolio turnover                                        69.45%          57.90%          25.24%         21.29%           29.92% *
Ratio of expenses to average net assets                    2.51%           2.60%           3.06%          3.43%            5.28% *
Ratio of net investment loss to average net assets        (2.37%)         (2.35%)         (2.95%)        (3.40%)          (5.22%)*


*    Annualized.
**   Total return for a period of less than a full year is not annualized.
*** Per share data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.


THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.


   The accompanying notes are an integral part of these financial statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company" or "Fund") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act"). The Company consisted of two separate series, Series M and Multi-Strategy Series G (each a "Series"). On December 31, 2006, Multi-Strategy Series G ("Series G") acquired all of the Members' Capital of Series M pursuant to a plan of reorganization and merger approved by Series G and Series M shareholders on November 29, 2006. (Refer to note 2 for additional information on the merger).

          The   investment   objective  of  Series  G  is  to  achieve   capital
          appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of Series G can be described as a fund of hedge funds.

          Shares of Series G are sold to eligible investors (referred to as "Members"). The minimum initial investment in Series G from each Member is $25,000 (and was $50,000 from January 1, 2003 to November 1,
          2003); the minimum additional investment is $10,000.

          Citigroup Alternative Investments LLC ("CAI" or the "Adviser"), a Delaware limited liability company and indirect, wholly owned subsidiary of Citigroup Inc., serves as Series G's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of Series G's assets to various Investment Funds. Under Series G's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of Series G to the Board of Directors.

     2.   ACQUISITION OF SERIES M

          The acquisition of Series M was accomplished by a tax-free exchange of 52,023.277 shares of Series G (valued at $60,906,789 including $6,456,550 of distributions to be reinvested on January 1, 2007) for the 56,389.683 shares of Series M outstanding on December 31, 2006. Series M's Members' Capital on December 31, 2006 consisted of cash and cash equivalents of $728,506, investments in investment funds with a fair market value of $23,519,791 (cost of $18,490,000), receivables from investment funds of $38,490,179, and other assets of $25,545, offset by redemptions payable of ($1,615,659), management fees payable of ($82,772), and accounts payable and accrued expenses of ($158,801). Series G's Members' Capital immediately prior to the

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

          acquisition was $226,551,248.

     3.   SIGNIFICANT ACCOUNTING POLICIES

          Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda. Series G values these investments at fair value based on financial data supplied by the Investment Funds.

          A.   PORTFOLIO VALUATION

          The net asset value of Series G is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

          Series G's investments in Investment Funds are carried at fair value as determined by Series G's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the
          Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge Series G, as investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

          As a general matter, the fair value of Series G's investment in an Investment Fund represents the amount that Series G can reasonably expect to receive from an Investment Fund if Series G's investment were redeemed at the time of valuation, based on information available at the time. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a Member's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. Series G does not factor into its valuation a liquidity discount on any Investment Funds held. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

          B.   INCOME RECOGNITION AND EXPENSES

          Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recoded monthly, the change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments on the statement of operations, realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------


          Series G bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for Series G's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors. Costs incurred in connection with the initial offering were deferred and amortized over the first twelve months of operations; costs incurred in connection with Series G's subsequent registration under the 1933 Act have been deferred and were amortized over the twelve months commencing after the effective date of such registration statement.

          C.   INCOME TAXES

          Series G operated as a partnership from inception through September 30, 2005. As of October 1, 2005, Series G became a corporation that is taxed as a regulated investment company.

          It is Series G's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is typically required for Series G's financial statements.

          D.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in money market deposit accounts that are accounted for at amortized cost.

          E.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing Series G's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     4.   NEW ACCOUNTING PRONOUNCEMENTS

          In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Adviser is still
          evaluating   the  impact  this  will  have  on  Series  G's  financial
          statements.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

          In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in Members' Capital for the period.

     5.   MANAGEMENT FEE,  ADMINISTRATIVE  FEE,  RELATED PARTY  TRANSACTIONS AND
          OTHER

          The Adviser provides certain management and administrative services to Series G. The Advisor acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the adviser also provides office space and other support services. In consideration for such services, Series G will pay the Adviser a monthly management fee based on end of month Members' capital. The Adviser will pay a portion of the fee to its affiliates.

          Effective August 1, 2005, the Board of Directors approved a reduction in the management fee to 1.5% of net assets annually (from 2.25% annually).

          In addition, the Adviser allocated certain marketing fees of $19,569 to Series G during the year ended March 31, 2007.

          Placement agents may be retained by the Company to assist in the placement of Fund Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in a Series.

          Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Series G shares. For the year ended March 31, 2007, the Company paid $946,795 in placement fees to CGM on Series G shares. Such fees are deducted from an investor's gross contribution amount.

          The Company has entered into agreements with third parties to act as additional placement agents for Series G shares. Placement fees may range from 0 to 3%. In addition, the Adviser, and/or its affiliates, will pay the placement agents an annual fee, payable monthly in arrears. The fee shall be paid from the Adviser's own resources (or those of its affiliates).

          Prior to October 1, 2005 Series G paid CAI a monthly fee of 0.025% (0.30% on an annualized basis) for administration based primarily upon average net assets, subject to a minimum monthly

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

          fee, and reimbursed certain expenses. CAI, as Administrator, retained PFPC Inc. ("PFPC"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, to assist in the performance of its administrative duties. On October 1, 2005 a restructuring of this arrangement took affect. Under the new arrangement CAI and PFPC have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, no longer receives a monthly fee for their administrative services to the Company. PFPC continues to provide certain accounting, record keeping, tax and investor related services. Fees for their services are charged directly to the Company.

          Each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $10,000 plus a fee per meeting of the Board of Directors of $1,000. Such Director fees are allocated to each series pro-rata, based on the relative net assets of each series. Any Director who is an "interested person" does not receive any annual or other fee from the Company. All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by Series G for the year ended March 31, 2007 were $36,090.

          PFPC Trust Company (an affiliate of PFPC) serves as custodian of Series G's assets and provides custodial services for Series G. Fees payable to the custodian and reimbursement for certain expenses are paid by Series G.

     6.   SECURITIES TRANSACTIONS

          The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2007, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2007.

          Cost of purchases                                     $ 271,634,418
          Transfer of investments from Series M at fair value   $  23,519,791
          Proceeds from sales                                   $ 167,194,818

          Gross unrealized appreciation                         $  36,316,928
          Gross unrealized depreciation                               209,155
                                                                -------------
          Net unrealized appreciation                           $  36,107,773
                                                                -------------

     7.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

          Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in Series G. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause Series G to repurchase shares from Members pursuant to written tenders by Members on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

          Company offer to repurchase shares from Members quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

          Transactions in shares were as follows the years ended March 31, 2007 and 2006:

                                                                 March 31, 2007         March 31, 2006
                                                               ------------------     ------------------
          Shares outstanding, beginning of year                    151,511.015           183,915.383
          Shares purchased                                          71,636.095            19,167.859
          Shares issued to Series M shareholders                    52,023.277                     -
          Shares issued for reinvestment of distributions           18,710.206                     -
          Shares redeemed                                          (22,908.289)          (51,572.227)
                                                               ------------------     ------------------
          Shares outstanding, end of year                          270,972.304           151,511.015
                                                               ==================     ==================

     8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which Series G invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. Series G's risk of loss in these investment funds is limited to the value of it's investment in such funds.

     9.   INCOME TAX INFORMATION

          The tax components of capital shown in the table below represent distribution requirements Series G must satisfy under the income tax regulations, losses Series G may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

               Undistributed net            Undistributed long-           Accumulated loss               Net Unrealized
                investment loss              term capital gain            carry forward(1)                Appreciation
          ==============================================================================================================
                      $-                          $6,011                     ($441,833)                   $9,306,124

         Net investment income (loss) and net realized gain (loss) differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed differ from the fiscal year in which the income or net realized gain was recorded by Series G. Accordingly, the following amounts have been reclassified for March 31, 2007, and are primarily due to the different book to tax treatment for income derived from investment funds, different book to tax treatment for gains realized on the sale of investment funds classified as passive foreign investment companies, a distribution reclass, expenses related to the merger with Series M and a federal excise tax paid by the fund that is considered non-deductible for federal income tax purposes. Net assets of Series G were unaffected by the reclassifications.

-------------------------
     (1) As of March 31, 2007, Series G had $441,833 of post-October currency losses available to offset future ordinary income, if any.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2007 (CONTINUED)
--------------------------------------------------------------------------------

                     Accumulated net                  Accumulated net realized gain (loss)
                 investment income (loss)                        on investments                         Paid-in capital
          ==============================================================================================================
                       $11,936,289                                 ($24,862,230)                          $12,925,941

         The primary difference between the book and tax appreciation or depreciation of Investment Funds is attributable to adjustments to the tax basis of Investment Funds based on allocation of income and distributions from Investment Funds and the tax realization of financial statement unrealized gain or loss. In addition, the cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated Series G from the Investment Funds. The allocated taxable income is reported to Series G by each Investment Fund on Schedule K-1. The aggregate cost on Investment Funds for federal income tax purposes is therefore calculated and presented annually as of March 31. The aggregate cost on Investment Funds and the composition of unrealized appreciation and depreciation on Investment Funds for federal income tax purposes is noted below.

         Federal tax cost of Investment Funds                                                           $ 314,955,857
                                                                                                        =============
         Gross unrealized appreciation                                                                  $   9,306,124
         Gross unrealized depreciation                                                                              -
                                                                                                        -------------
         Net unrealized appreciation                                                                    $   9,306,124
                                                                                                        =============

         Under provisions of the Internal Revenue Code, the Fund has elected to treat currency losses incurred during the period November 1, 2006 to March 31, 2007 of $441,833 as having incurred in the next fiscal year. These losses will be available to offset future ordinary income, if any.

         For the year ended March 31, 2007, the tax character of distributions paid by Series G was $13,353,460 ordinary income and $9,293,825 long-term capital gains.

10.      LOAN PAYABLE

         On December 27, 2006, Series G entered into a Credit and Security Agreement with an unaffiliated bank for a $125,000,000 revolving credit facility (the "Credit Facility"). The Credit Facility will be used in connection with investment activities, for cash management purposes, to fund the repurchase of shares or for temporary or emergency purposes as permitted under the Offering Memorandum. The Credit Facility is secured by Series G's assets. At March 31, 2007, the outstanding borrowing from the Credit Facility amounted to $16,300,000, bearing interest at a rate of 8.25% less a discount percentage per annum. Interest expense on the outstanding borrowing for the year ended March 31, 2007 was $684,825, with the entire balance payable at March 31, 2007.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G


FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Fund hereby designates $9,293,825 of capital gain dividends paid on December 29, 2006 as long term capital gain dividends.

For individual shareholders, 6.59% of the ordinary income dividends paid during the year ended March 31, 2007 have been designated as qualified for the reduced tax rate under The Job and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders, 4.83% of the ordinary income dividends paid during the year ended March 31, 2007 have been designated as being eligible for the dividends received deduction.

For non- U.S. shareholders, 46.36% of the ordinary income dividends paid during the year ended March 31, 2007 have been designated as qualified short-term capital gains under the American Jobs Creation Act of 2004.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------


                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under
Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 731 Lexington Avenue, 25th Floor, New York, New York 10022.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------


                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)

                                              TERM OF            PRINCIPAL              NUMBER OF
                      POSITION(S) HELD      OFFICE* AND        OCCUPATION(S)            PORTFOLIOS                OTHER
       NAME                WITH              LENGTH OF            DURING              IN FUND COMPLEX          DIRECTORSHIPS
      AND AGE          THE COMPANY          TIME SERVED        PAST 5 YEARS        OVERSEEN BY DIRECTOR      HELD BY DIRECTOR
----------------    ------------------   ----------------    -------------------  ----------------------   --------------------

Charles Hurty         Director              November 2002     Business Consultant    One                     GMAM Absolute
(born 1943)                                 to present        since October 2001;                            Return Strategies
                                                              prior thereto,                                 Fund, LLC; CSFB
                                                              partner with                                   Alternative
                                                              accounting firm of                             Capital
                                                              KPMG, LLP.                                     Registered Funds
                                                                                                             (15 portfolios);
                                                                                                             iShares Trust (24
                                                                                                             portfolios);
                                                                                                             iShares, Inc. (70
                                                                                                             portfolios)

Steven Krull          Director              November 2002     Professor of Finance   One                     None
(born 1957)                                 to present        at Hofstra
                                                              University; Business
                                                              Consultant.

Josh Weinreich        Director              November 2006     Bankers Trust/         One                     Smart Pros Inc. -
(born 1960)                                 to present        Deutsche Bank (1985                            Board of
                                                              - 2004) Head of                                Directors;
                                                              Corporate Capital                              Cornell
                                                              Markets (US)                                   University
                                                              CIO Global Private                             Endowment Hedge
                                                              Bank                                           Fund Subcommittee
                                                              Deputy Head and Head
                                                              of Global Private
                                                              Bank
                                                              CEO Asset Management
                                                              US Global Head of
                                                              Hedge Funds

-------------------------------
* Term of office of each Director is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------


                              INDEPENDENT DIRECTORS
                             (INFORMATION UNAUDITED)

                                              TERM OF            PRINCIPAL                  NUMBER OF
                      POSITION(S) HELD      OFFICE* AND        OCCUPATION(S)                PORTFOLIOS                OTHER
       NAME                WITH              LENGTH OF            DURING                  IN FUND COMPLEX          DIRECTORSHIPS
      AND AGE          THE COMPANY          TIME SERVED        PAST 5 YEARS             OVERSEEN BY DIRECTOR      HELD BY DIRECTOR
----------------    ------------------   ----------------    -------------------       ----------------------   --------------------


Raymond Nolte         President and         September 2005    CEO, Fund of Hedge Funds      One                   None
(born 1961)           Director (Chair)      to present        Group; Portfolio Manager
                                                              to   Series  G  since  .
                                                              September  2005;  Global
                                                              Head and Chief
                                                              Investment Officer,
                                                              Deutsche  Bank  ARS Fund
                                                              of Funds business
                                                              (1996-April 2005).


-------------------------------
* Term of office of each Director is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------

                                    OFFICERS
                             (INFORMATION UNAUDITED)

                          POSITION(S)
         NAME             HELD WITH             TERM OF OFFICE*                      PRINCIPAL OCCUPATION(S)
        AND AGE          THE COMPANY        AND LENGTH OF TIME SERVED                   DURING PAST 5 YEARS
-----------------     -----------------     -------------------------      -------------------------------------------
Raymond Nolte            President          September 2005 to present       See table for "Interested Director" above.
(born 1961)              and Director

Jennifer Magro           Vice               December 2006 to present        Managing Director,  Citigroup  Alternative
(born 1971)              President                                          Investments LLC (2006-present);  Director,
                                                                            Citigroup   Alternative   Investments  LLC
                                                                            (2000-2005)

Trudi Gilligan           Chief              December 2004 to present        Director and  Associate  General  Counsel,
(born 1967)              Compliance                                         Citigroup   Alternative   Investments  LLC
                         Officer                                            (since 2004); Vice President and Associate
                                                                            General  Counsel,   Citigroup  Alternative
                                                                            Investments  LLC  (2000-2004);  Associate,
                                                                            law firm of Battle Fowler LLP. (1996-2000)

Amy M. Olsen             Treasurer          December 2006 to present        Vice  President,   Citigroup   Alternative
(born 1975)                                                                 Investments LLC (2005-present)

                                                                            Associate, Amaranth Advisors LLC (2004)

                                                                            Assistant   Vice   President,    Citigroup
                                                                            Alternative Investments LLC (2001-2004)

Sonia Rubinic            Secretary          November 2002 to present        Director, Citigroup Alternative Investments
(born 1965)                                                                 LLC since April 1997.

Christopher Hutt         Assistant          June 2004 to present            Vice President, Citigroup Alternative
(born 1970)              Secretary                                          Investments LLC (2004-present)

                                                                            Assistant Vice President, JPMorgan Chase &
                                                                            Co., Network Client Consulting (2000-2003)

         Other than as described above, since January 1, 2002, none of the Independent Directors who is a director of another investment company whose adviser and principal underwriter is Citigroup Alternative Investments LLC has held any other position with (i) the Company, (ii) an investment company having the same adviser or principal underwriter as the Company or an adviser or principal underwriter that controls, is controlled by or is under common control with the Adviser, (iii) the Adviser or other affiliate of the Company or (iv) any person controlling, controlled by or under common control with the Adviser. None of the Directors currently owns shares of Series G, nor do they own equity securities issued by other investment companies in the Fund Complex.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------


                          INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

         The  Investment   Advisory  Agreement  provides  that  the  Adviser  is
responsible, subject to the supervision of the Board of Directors, for formulating a continuing investment program for the Series. The Adviser makes all decisions as to the Series' purchases and withdrawals of interests in Investment Funds and also advises the Board of Directors regarding the selection and termination of Subadvisers. The Investment Advisory Agreement is terminable as to the Series without penalty upon 60 days' prior written notice by the Board of Directors, by vote of a majority, as defined by the 1940 Act, of the outstanding voting securities of the Series, or by the Adviser upon 60 days' prior written notice. The Investment Advisory Agreement became effective as of November 1, 2002, and continues in effect from year to year as to the Series if the continuance is approved annually by the Board of Directors (including a majority of the Independent Directors) by vote cast in person at a meeting called for the purpose of voting on such continuance. The Investment Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules under that Act.

         The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Company or the Series, the Adviser and any partner, director, officer or employee of the Adviser, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Company or the Series for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Company or the Series. The Investment Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Company, the Adviser or any partner, director, officer or employee of the Adviser, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Company or the Series, so long as the liability or expense is not incurred by reason of the person's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Investment Advisory Agreement was approved by the initial Shareholder of the Series on November 27, 2002 and by the Board of Directors most recently on September 26, 2006. As of the date of this Annual Report, the Board of Directors anticipates next considering the Investment Advisory Agreement before November 2007. In approving the Investment Advisory Agreement in September 2006, the Board of Directors considered the Company's existing relationship with the Adviser and its affiliates, as well as the ongoing commitment of the Adviser to the Company. The Directors also considered the Series investment performance to date and the resources and experience of the Adviser, its affiliates and the individuals dedicated to the Company's investment program. In this regard, the Directors reviewed materials relevant to the investment performance of the Company and the Adviser, as well as various materials describing the Adviser and its personnel. They evaluated these factors in light of the nature, extent and quality of the services provided by the Adviser, the total compensation received, directly or indirectly (through soft dollar arrangements or other service benefits, to the extent applicable), by the Adviser from the Company and the total cost to the Company of using the Adviser's services, taking into account both expenses borne by the Adviser and those that may be passed to the Company by the Adviser. In addition, they compared competitive prices for comparable services, reviewing fee information for a variety of investment funds similar in structure to the Company. Among other things, the Directors determined the Adviser's fees--as reduced effective August 1, 2005--were competitive to those charged by investment advisers to similar funds (when, if applicable, the fees charged to those other

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC -- MULTI-STRATEGY SERIES G
--------------------------------------------------------------------------------

funds were adjusted to reflect the effects of the incentive compensation to which certain of those funds were subject) and Series expense ratios were reasonable given Series net assets. The Directors indicated, however, that they would monitor expense ratios over time and would look for reduced expense ratios as assets grow. The Directors noted that performance, while lower than that targeted, had been satisfactory, providing stable absolute returns, that estimated profitability appeared reasonable and that the Adviser's affiliation with Citigroup offered assurances as to its institutional stability. As to economies of scale, it was noted that the Company had not yet grown sufficiently to warrant evaluation of whether benefits relating to its size were being shared properly between the Adviser and the Shareholders. The Directors also determined the Adviser's resources and experience were satisfactory overall, and that sufficient resources and personnel were assigned to the Adviser's management of the Company. Accordingly, they concluded continuing the Investment Advisory Agreement served the interests of the Company, the Series and the Shareholders.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $108,900 for 2006 and $66,550 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $141,000 for 2006 and $205,300 for 2007. This fee relates to the preparation of the registrant's tax return and for the investors' K-1.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $14,000 for 2006 and $4,500 for 2007. This fee relates to the N-2 fee filing.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund's investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund's operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.


  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $ 0 for 2006 and $0 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

                             PROXY VOTING PROCEDURES

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Fund"), a "series" investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), has adopted these proxy voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

DELEGATION OF PROXY VOTING. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, Citigroup Alternative Investments LLC ("CAI"), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between CAI and its clients ("Adviser Procedures"), which have been reviewed and approved by the Board of Directors of the Fund and are attached hereto.

ANNUAL REVIEW. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

FORM N-PX. Commencing in 2004, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund's complete proxy voting record which requires information disclosing: (1) each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: BY AUGUST 31, 2004, THE FUND WILL BE REQUIRED TO FILE FORM N-PX FOR THE PERIOD JULY 1, 2003 TO JUNE 30, 2004.

DISCLOSURE OF PROXY PROCEDURES. Commencing in 2003, the Fund will ensure that a description of its (and CAI's) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE:  REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC.

AVAILABILITY OF PROXY VOTING PROCEDURES AND VOTING RECORD. Commencing in 2004, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website. The Fund will make its proxy voting records available on either a Fund or CAI website or upon request by calling a toll-free or collect telephone number.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC ON OR AFTER AUGUST 31, 2004.

Adopted:  September 18, 2003


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  (A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

          Raymond Nolte is currently the sole portfolio manager of the registrant's portfolio and as such has primary responsibility for the day-to-day management of the Company. In that capacity he receives significant input and support from a team of analysts also employed by the Adviser. Mr. Nolte's professional background is described above in the table below.

------------------------------------------------------------------------------------------------------------------------------
          NAME AND AGE            POSITION(S) HELD WITH           TERM OF OFFICE* AND            PRINCIPAL OCCUPATION(S)
                                  COMPANY                         LENGTH OF TIME SERVED          DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
Raymond Nolte                     Portfolio Manager,            September 2005 to present       CEO, Fund of Hedge Funds
(born 1961)                       Director, President                                           Group; Portfolio Manager to
                                                                                                the Company since September
                                                                                                2005; Global Head and Chief
                                                                                                Investment Officer, Deutsche
                                                                                                Bank ARS Fund of Funds
                                                                                                business (1996-April 2005)
------------------------------------------------------------------------------------------------------------------------------

  (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

    OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER

------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Total Assets
                                                                                                       in Accounts
              Name of                                                              No. of Accounts        where
             Portfolio                                 Total                       where Advisory     Advisory Fee
            Manager or            Type of         No. of Accounts       Total      Fee is Based on     is Based on
            Team Member           Accounts            Managed          Assets        Performance       Performance
------------------------------------------------------------------------------------------------------------------------------
            Raymond Nolte        Registered              1              $339m             0                $0
                                 Investment
                                 Companies:
------------------------------------------------------------------------------------------------------------------------------
            Raymond Nolte        Other Pooled           35             $3.232b            1               $454m
                                 Investment
                                 Vehicles:
------------------------------------------------------------------------------------------------------------------------------
            Raymond Nolte        Other Accounts:         3              $250m             0                $0
------------------------------------------------------------------------------------------------------------------------------

          POTENTIAL CONFLICTS OF INTERESTS

          As shown in the table above, Mr. Nolte is responsible for managing other accounts ("Other Accounts") in addition to the Series. In certain instances, conflicts may arise in his management of the Series and such other Accounts.

          One situation where a conflict may arise between the Series and an Other Account is in the allocation of investment opportunities among the Series and the Other Account. For example, the Adviser may determine that there is an opportunity that is suitable for the Series as well as for Other Accounts of the Adviser, which have a similar investment objective. As a related matter, a particular Investment Fund interest or other security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the Series. The Company and the Adviser have adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Series and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

          Mr. Nolte's management of the Series and Other Accounts may result in his devoting a disproportionate amount of time and attention to the management of a particular account as against another. This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

          The management of personal accounts by Mr. Nolte may give rise to potential conflicts of interest. While the Adviser's code of ethics will impose limits on the ability of Mr. Nolte to trade for his personal account, there is no assurance that the Adviser's code of ethics will eliminate such conflicts.

          Other than the conflicts described above, the Company is not aware of any material conflicts that may arise in connection with the Adviser's management of the Series' investments and such Other Accounts.

  (A)(3)  COMPENSATION  STRUCTURE  OF  PORTFOLIO  MANAGER(S) OR MANAGEMENT  TEAM
          MEMBERS

          Mr. Nolte's compensation is a combination of salary, discretionary bonus, deferred compensation, retirement plans and automatic participation in a company-funded retirement bonus. The discretionary bonus is based upon the financial results and profitability of Citigroup as a whole, that of CAI as a whole, and that of CAI's Global Fund of Funds business unit, for which Mr. Nolte serves as chief executive. The discretionary bonus is not linked to the performance of any specific benchmark or that of any CAI investment fund or account; nor are specific asset size targets considered.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

                                                              Dollar ($) Range
                                   Name of Portfolio           of Fund Shares
                                      Manager or                Beneficially
                                     Team Member                   Owned
                                  ------------------        --------------------
                                    Raymond Nolte                   $0

(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications  pursuant  to  Rule  30a-2(a)  under  the 1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Citigroup   Alternative   Investments   Multi-Adviser   Hedge  Fund
             Portfolios LLC
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                          ------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date              5/22/07
          ----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                          ------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date              5/22/07
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/ Amy M. Olsen
                          ------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date              5/22/07
          ----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.